Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

April 30, 2019

T08-QTLY-0619

1.9584816.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
CHEMICALS – 67.8%
Commodity Chemicals – 10.3%
AdvanSix, Inc. (a)	7,749	$234,252
Cabot Corp.	15,611	708,427
Dow, Inc. (a)	199,089	11,294,319
Hawkins, Inc.	2,539	93,714
Koppers Holdings, Inc. (a)	5,325	142,391
Kronos Worldwide, Inc.	5,992	81,491
LyondellBasell Industries N.V. Class A	84,897	7,490,462
Olin Corp.	43,484	943,168
Tredegar Corp.	6,444	116,121
Trinseo S.A.	11,006	494,720
Tronox Holdings PLC Class A (a)	24,498	346,402
Valvoline, Inc.	49,054	907,499
Westlake Chemical Corp.	10,077	702,871

		23,555,837

Diversified Chemicals – 2.5%
Eastman Chemical Co.	36,474	2,877,069
Huntsman Corp.	55,874	1,242,638
The Chemours Co.	44,550	1,604,245

		5,723,952

Fertilizers & Agricultural Chemicals – 4.0%
AgroFresh Solutions, Inc. (a)	7,181	22,907
American Vanguard Corp.	7,154	112,604
CF Industries Holdings, Inc.	60,068	2,689,845
FMC Corp.	35,046	2,770,737
Intrepid Potash, Inc. (a)	25,417	94,551
The Mosaic Co.	95,314	2,488,649
The Scotts Miracle-Gro Co.	10,817	919,661

		9,098,954

Industrial Gases – 16.5%

Air Products & Chemicals, Inc.	57,152	11,761,310

Linde PLC	143,457	25,859,559

		37,620,869

Specialty Chemicals – 34.5%
A Schulman, Inc. Class A (b)	8,906	3,856
Albemarle Corp.	27,647	2,075,184
Amyris, Inc. (a)	9,436	42,273
Ashland Global Holdings, Inc.	16,279	1,310,948
Axalta Coating Systems Ltd. (a)	55,952	1,509,585
Balchem Corp.	8,409	853,598
Celanese Corp. Class A	34,826	3,757,377
Chase Corp.	1,956	183,218
DowDuPont, Inc.	597,266	22,964,878
Ecolab, Inc.	67,683	12,459,087
Element Solutions, Inc. (a)	59,983	651,415
Ferro Corp. (a)	20,570	367,586
FutureFuel Corp.	6,910	101,508
GCP Applied Technologies, Inc. (a)	17,828	513,268
HB Fuller Co.	13,183	645,571
Ingevity Corp. (a)	10,934	1,257,519
Innophos Holdings, Inc.	5,079	163,493
Innospec, Inc.	6,351	538,692

	Shares	Value
International Flavors & Fragrances, Inc.	22,215	$3,061,005
Kraton Corp. (a)	8,310	272,734
Livent Corp. (a)	34,170	368,353
Minerals Technologies, Inc.	9,171	575,664
NewMarket Corp.	2,373	995,663
OMNOVA Solutions, Inc. (a)	11,572	85,633
PolyOne Corp.	20,757	573,723
PPG Industries, Inc.	62,450	7,337,875
PQ Group Holdings, Inc. (a)	10,649	168,361
Quaker Chemical Corp.	3,468	776,208
Rayonier Advanced Materials, Inc.	13,276	197,016
RPM International, Inc.	34,552	2,095,579
Sensient Technologies Corp.	10,995	770,969
Stepan Co.	5,270	487,686
The Sherwin-Williams Co.	21,937	9,977,606
Venator Materials PLC (a)	13,836	83,846
WR Grace & Co.	15,708	1,187,211

		78,414,188

TOTAL CHEMICALS		154,413,800

CONSTRUCTION MATERIALS – 4.3%
Construction Materials – 4.3%
Eagle Materials, Inc.	12,218	1,110,738
Martin Marietta Materials, Inc.	16,330	3,623,627
Summit Materials, Inc. Class A (a)	29,035	508,693
United States Lime & Minerals, Inc.	575	46,529
US Concrete, Inc. (a)	4,142	195,213
Vulcan Materials Co.	34,376	4,335,157

TOTAL CONSTRUCTION MATERIALS		9,819,957

CONTAINERS & PACKAGING – 13.6%
Metal & Glass Containers – 5.6%
Aptargroup, Inc.	16,356	1,819,441
Ball Corp.	83,888	5,028,247
Berry Plastics Group, Inc. (a)	34,105	2,005,374
Crown Holdings, Inc. (a)	35,195	2,045,885
Greif, Inc. Class A	6,746	266,602
Greif, Inc. Class B	1,137	55,315
Myers Industries, Inc.	7,393	132,261
Owens-Illinois, Inc.	41,270	815,495
Silgan Holdings, Inc.	20,137	602,902

		12,771,522

Paper Packaging – 8.0%
Avery Dennison Corp.	22,569	2,497,260
Bemis Co., Inc.	23,708	1,361,313
Graphic Packaging Holding Co.	80,874	1,122,531
International Paper Co.	100,170	4,688,958
Packaging Corp. of America	24,599	2,439,237
Sealed Air Corp.	40,856	1,904,707
Sonoco Products Co.	25,990	1,638,929
Westrock Co.	65,999	2,533,042

		18,185,977

TOTAL CONTAINERS & PACKAGING		30,957,499

2

Common Stocks – continued

	Shares	Value
METALS & MINING – 12.7%
Aluminum – 0.8%
Alcoa Corp. (a)	48,581	$1,296,141
Century Aluminum Co. (a)	13,614	114,494
Kaiser Aluminum Corp.	4,292	422,333

		1,832,968

Copper – 1.9%
Freeport-McMoRan, Inc.	358,369	4,411,523

Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	8,803	505,204
Materion Corp.	5,265	305,528

		810,732

Gold – 3.6%
McEwen Mining, Inc.	71,146	98,181
Newmont Mining Corp.	212,917	6,613,202
Royal Gold, Inc.	17,062	1,485,418

		8,196,801

Silver – 0.2%
Coeur Mining, Inc. (a)	52,829	190,713
Hecla Mining Co.	124,875	262,237

		452,950

Steel – 5.8%
AK Steel Holding Corp. (a)	81,993	198,423
Allegheny Technologies, Inc. (a)	32,774	816,728
Carpenter Technology Corp.	12,318	611,835
Cleveland-Cliffs, Inc.	73,624	735,504
Commercial Metals Co.	30,591	528,918
Haynes International, Inc.	3,251	105,040
Nucor Corp.	81,726	4,664,103
Reliance Steel & Aluminum Co.	18,341	1,686,638
Ryerson Holding Corp. (a)	4,347	37,602
Schnitzer Steel Industries, Inc. Class A	6,889	163,407
Steel Dynamics, Inc.	59,766	1,893,387
SunCoke Energy, Inc. (a)	15,268	131,457
TimkenSteel Corp. (a)	9,814	99,514
United States Steel Corp.	46,098	719,129
Warrior Met Coal, Inc.	9,604	297,724
Worthington Industries, Inc.	11,539	463,060

		13,152,469

TOTAL METALS & MINING		28,857,443

	Shares	Value
PAPER & FOREST PRODUCTS – 1.5%
Forest Products – 0.5%
Boise Cascade Co.	10,118	$280,168
Louisiana-Pacific Corp.	36,804	921,940

		1,202,108

Paper Products – 1.0%
Clearwater Paper Corp. (a)	4,339	87,518
Domtar Corp.	16,358	799,906
Mercer International, Inc.	11,008	155,873
Neenah Paper, Inc.	4,381	297,251
PH Glatfelter Co.	11,440	180,523
Resolute Forest Products, Inc.	15,380	121,656
Schweitzer-Mauduit International, Inc.	8,001	284,595
Verso Corp. Class A (a)	8,962	200,032

		2,127,354

TOTAL PAPER & FOREST PRODUCTS		3,329,462

TOTAL COMMON STOCKS (Cost $239,219,949)		227,378,161

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.31% (c) (Cost $131,120)	131,120	131,120

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $239,351,069)		227,509,281

NET OTHER ASSETS (LIABILITIES) – 0.0%		112,059

NET ASSETS – 100.0%		$227,621,340

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available).

3

Schedule of Investments (Unaudited) – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

5